Submission	Aug. 04, 2025
Submission [Line Items]
Central Index Key	0000310354
Registrant Name	STANDEX INTERNATIONAL CORP/DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A